NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) - USD ($)												1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 08, 2019	Jun. 12, 2018	Apr. 06, 2018	Jan. 05, 2018	Oct. 09, 2017	Sep. 25, 2017	Sep. 20, 2017	Aug. 23, 2017	Jul. 13, 2017	Jul. 20, 2016	Mar. 31, 2016	May 31, 2017	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	May 31, 2017	Dec. 12, 2018	Aug. 10, 2018	Jun. 27, 2018	May 09, 2018	Feb. 26, 2018	Feb. 16, 2018	Feb. 09, 2018	Mar. 31, 2017
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate																		6.00%
Converted	$ 256,027														$ 75,000	$ 75,000		$ 150,000	$ 362,500
Converted, shares (in Shares)	640,068	1,808,000										10,816,960						132,192	10,816,960
Accrued interest												$ 0	$ 0		0			$ 0	$ 0
Conversion rate (in Dollars per share)												$ 0.25							$ 0.25	$ 0.80
Discount recognized															6,047,322	508,988		0	$ 0
Discount															2,144,328	572,856		2,534,103	2,274,519
Exchange Agreement, Shares (in Shares)						4,500,000	1,500,000
Loss on extinguishment of debt									$ 3,480				$ 0	$ (989,032)	0	$ (989,032)	$ (989,032)	$ (989,032)	$ 0
Issue an Additional Warrant to Purchase Shares (in Shares)																					6,875,000	1,368,250
Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															$ 32,497
Converted, shares (in Shares)															103,989
Issue an Additional Warrant to Purchase Shares (in Shares)																								25,000
Old Main 8% Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate																											8.00%
Firstfire Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Issue an Additional Warrant to Purchase Shares (in Shares)																							25,000
Darling Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															$ 565,000
Converted, shares (in Shares)															1,808,000
Issue an Additional Warrant to Purchase Shares (in Shares)																										400,000
Efrat Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															$ 57,200
Converted, shares (in Shares)															183,040
Issue an Additional Warrant to Purchase Shares (in Shares)																									40,000
Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															$ 26,185
Converted, shares (in Shares)															65,462
Convertible Debt [Member] | Binder Convertible Note 2 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		Commencing on July 1, 2018, the first of eight principal payments in the amount of $19,938 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.	The remaining principal balance of $72,000 will be due in eight quarterly payments in the amount of $9,000 commencing July 1, 2018; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.
Conversion																		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.	This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share
Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		The remaining principal balance of $72,000 will be due in eight quarterly payments in the amount of $9,000 commencing July 1, 2018; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full	Commencing on July 1, 2018, the first of eight principal payments in the amount of $19,938 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full
Conversion																			This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.
Interest rate												10.00%						10.00%	10.00%
Converted																		$ 81,000
Converted, shares (in Shares)																		259,200	350,000
Accrued interest												$ 2,666						$ 5,622	$ 2,666
Conversion rate (in Dollars per share)												$ 0.25							$ 0.25
Convertible Debt [Member] | Advances, Binder Convertible Note #4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																			$ 47,000
Convertible Debt [Member] | Binder Convertible Note 3 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted, shares (in Shares)																			1,098,888
Accrued interest												$ 22,742							$ 22,742
Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until April 1, 2018, at which time all accrued interest becomes due and payable. Commencing on July 1, 2018, the first of eight principal payments in the amount of $15,000 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.	No interest payments are required until April 1, 2018, at which time all accrued interest becomes due and payable. Commencing on July 1, 2018, the first of eight principal payments in the amount of $15,000 will become due; subsequent principal payments will become due on the first day of each October, January, April, and July until paid in full.
Conversion																		This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.	This note and accrued interest under the note may be converted, in whole or in part, into one "Unit" for each $0.25 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $0.25 per share.
Interest rate																		10.00%
Converted																		$ 133,496
Converted, shares (in Shares)																		427,187
Accrued interest												$ 2,005						$ 9,370	$ 2,005
Conversion rate (in Dollars per share)												$ 0.25							$ 0.25
Dated																		Mar. 31, 2017
Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $14,381 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.
Conversion																		This note and accrued interest under the note may be converted, in whole or in part, into one share of common stock for each $0.25 converted.
Interest rate																		10.00%
Converted																		$ 123,632
Converted, shares (in Shares)																		395,622
Accrued interest												$ 0						$ 6,336	$ 0
Conversion rate (in Dollars per share)																		$ 0.25
Discount recognized																		$ 46,020
Dated																		Aug. 23, 2017
Discount																		$ 46,940
Amount																		$ 115,050
Convertible Debt [Member] | Binder Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $9,096 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.	No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $9,096 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.
Interest rate																		10.00%
Conversion rate (in Dollars per share)												$ 0.25						$ 0.3125	$ 0.25
Discount recognized																		$ 29,107
Dated																		Aug. 23, 2017
Amount																		$ 72,767
Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																			$ 47,767
Discount																		$ 29,689	$ 26,475
Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable. Commencing on April 1, 2019, the first of eight principal payments in the amount of $3,750 will become due; subsequent principal payments will become due on the first day of each July, October, January and April until paid in full.	No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable. Commencing on April 1, 2019, the first of eight principal payments in the amount of $3,750 will become due; subsequent principal payments will become due on the first day of each July, October, January and April until paid in full.
Interest rate																		10.00%
Converted, shares (in Shares)																		100,525
Accrued interest												$ 0						$ 1,266	$ 0
Conversion rate (in Dollars per share)												$ 0.25						$ 0.3125	$ 0.25
Discount recognized																			$ 15,808
Dated																		Oct. 09, 2017
Discount																		$ 12,240	$ 11,430
Amount																		$ 30,000
Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $69,074 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.	No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $69,074 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full.
Interest rate												10.00%						10.00%	10.00%
Converted																		$ 23,198
Converted, shares (in Shares)																		2,173,088
Conversion rate (in Dollars per share)												$ 0.25						$ 0.3125	$ 0.25
Discount recognized																			$ 248,663
Dated																		Aug. 23, 2017	Aug. 23, 2017
Amount												$ 621,658							$ 621,658
Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $8,750 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full	No interest payments are required until October 1, 2018, at which time all accrued interest becomes due and payable. Commencing on January 2, 2019, the first of eight principal payments in the amount of $8,750 will become due; subsequent principal payments will become due on the first day of each April, July, October, and January until paid in full
Interest rate												10.00%						10.00%	10.00%
Converted, shares (in Shares)																		236,810
Accrued interest												$ 0						$ 3,855	$ 0
Conversion rate (in Dollars per share)												$ 0.25						$ 0.3125	$ 0.25
Discount recognized																			$ 28,000
Dated																		Aug. 23, 2017	Aug. 23, 2017
Discount																		$ 28,560	$ 25,468
Amount												$ 70,000						$ 70,000	$ 70,000
Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable. Commencing April 1, 2019, the first of eight principal payments in the amount of $4,940 will become due, subsequent payments will become due on the first day of each July, October, January and April until paid in full	No interest payments are required until January 2, 2019, at which time all accrued interest becomes due and payable. Commencing April 1, 2019, the first of eight principal payments in the amount of $4,940 will become due, subsequent payments will become due on the first day of each July, October, January and April until paid in full
Interest rate												10.00%						10.00%	10.00%
Accrued interest												$ 0						$ 1,667	$ 0
Conversion rate (in Dollars per share)												$ 0.25						$ 0.3125	$ 0.25
Discount recognized																			$ 12,000
Dated																		Oct. 09, 2017	Oct. 09, 2017
Discount																		$ 16,125	$ 15,058
Amount												$ 39,521							39,521
Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until April 1, 2019, at which time all of the accrued interest becomes due and payable. Commencing on July 1, 2019, the first of eight principal payments in the amount of $14,375 will become due; subsequent principal payments will become due on the first day of each October, January, April and July until paid in full
Interest rate																		10.00%
Converted, shares (in Shares)																		377,898
Accrued interest												0						$ 2,079	0
Conversion rate (in Dollars per share)																		$ 0.3125
Discount recognized																		$ 115,000
Dated																		Jan. 05, 2018
Amount																		$ 115,000
Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until April 1, 2019, at which time all accrued interest becomes due and payable. Commencing July 1, 2019, the first of eight principal payments in the amount of $20,670 will become due; subsequent payments will become due on the first day of each October, January, April and July until paid in full
Interest rate																		10.00%
Converted, shares (in Shares)																		543,318
Accrued interest												0						$ 2,990	0
Conversion rate (in Dollars per share)																		$ 0.3125
Discount recognized																		$ 165,360
Amount																		$ 165,360
Convertible Debt [Member] | Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate													8.00%		8.00%			8.00%
Converted															$ 32,497
Converted, shares (in Shares)															103,989
Accrued interest													$ 562		$ 562			$ 685
Conversion rate (in Dollars per share)													$ 0.3125		$ 0.3125			$ 0.3125
Discount recognized																		$ 31,250
Discount															$ 30,308			942
Amount													$ 31,250		$ 31,250			$ 31,250
Convertible Debt [Member] | Lamadrid Note [Member] | President and Chief Financial Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate																		8.00%
Accrued interest																		$ 685
Conversion rate (in Dollars per share)																		$ 0.3125
Discount recognized																		$ 31,250
Discount																		942
Amount																		$ 31,250
Convertible Debt [Member] | Binder Convertible Note 9 [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments															No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full			No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full
Interest rate													10.00%		10.00%			10.00%
Accrued interest													$ 699		$ 699			$ 565
Conversion rate (in Dollars per share)													$ 0.3125		$ 0.3125			$ 0.3125
Discount recognized																		$ 37,500
Discount															$ 35,610			1,890
Amount													$ 37,500		$ 37,500			$ 37,500
Convertible Debt [Member] | Binder Convertible Note 9 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $4,688 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full
Interest rate																		10.00%
Converted																		$ 37,500
Accrued interest												0						$ 565	0
Conversion rate (in Dollars per share)																		$ 0.3125
Discount recognized																		$ 37,500
Discount																		1,890
Amount																		$ 37,500
Convertible Debt [Member] | April 2015 Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		On the first anniversary of this note, the all then accrued interest became due. Thereafter, the Company is required to make eight equal payments of principal together with accrued interest, quarterly in arrears, commencing on July 1, 2016 until paid in full.
Conversion																		The note and any accrued unpaid interest is convertible into common stock of the Company. For each dollar converted, the note holder shall receive two shares of common stock and one three-year warrant to purchase 1.33 shares of common stock at $0.75 per share.
Interest rate																		15.00%
Accrued interest												22,440						$ 4,603	22,440
Discount																		18,155
Amount																		$ 200,000
Note due																		Apr. 29, 2018
Exchange Agreement, Shares (in Shares)																		1,500,000
Notes Previously Sold																		$ 105,219
Loss on extinguishment of debt																		404,082
Repayment, Interest																		53,837
Repayment, Principal																		$ 100,000
Convertible Debt [Member] | Old Main 8% Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate																		8.00%
Accrued interest												$ 17,207						$ 5,587	17,207
Discount recognized																		300,435	169,476
Discount																		$ 30,411
Note due																		Jul. 15, 2017
Exchange Agreement, Shares (in Shares)																		4,500,000
Notes Previously Sold																		$ 382,496
Loss on extinguishment of debt																		1,113,883
Balance increase																		15,750	96,862
Gain on extinguishment of debt																		144,851	$ 81,496
Balance at time it was sold																		$ 322,612
Convertible Debt [Member] | Firstfire Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments																		Company agreed to make a $50,000 payment on or before May 14, 2018 and a $450,000 payment on or before May 31, 2018 to repay the FirstFire Note in full
Conversion																		FirstFire may, at its option, convert all or a portion of the FirstFire Note and accrued but unpaid interest into shares of common stock at a conversion price of $0.40 per share (the "FirstFire Fixed Conversion Price") for the first 180 calendar days after the issue date. After the 180th day, the conversion price shall equal the lower of (i) the FirstFire Fixed Conversion Price, or (ii) 75% multiplied by the lowest traded price of the common stock during twenty (20) consecutive trading day period immediately preceding the trading day that the Company received a notice of conversion.
Accrued interest																		$ 9,000
Conversion rate (in Dollars per share)												$ 0.40						$ 0.3125	$ 0.40
Discount recognized																		$ 363,000
Dated																		Nov. 15, 2017
Amount																		$ 330,000
Repayment, Principal																		500,000
Original issue discount																		$ 33,000
Issue an Additional Warrant to Purchase Shares (in Shares)																		25,000
Convertible Debt [Member] | Darling Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted, shares (in Shares)															1,808,000
Accrued interest													$ 1,447		$ 1,447			$ 13,863
Conversion rate (in Dollars per share)													$ 0.3125		$ 0.3125			$ 0.3125
Discount recognized																		$ 550,000
Dated															Feb. 05, 2018			Feb. 05, 2018
Discount															$ 509,573			$ 40,427
Amount													$ 500,000		500,000			500,000
Original issue discount													$ 50,000		$ 50,000			$ 50,000
Convertible Debt [Member] | Efrat Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate													8.00%		8.00%			8.00%
Converted															$ 2,200
Converted, shares (in Shares)															183,040
Accrued interest													$ 898		$ 898			$ 1,302
Conversion rate (in Dollars per share)													$ 0.3125		$ 0.3125			$ 0.3125
Discount recognized																		$ 55,000
Dated															Feb. 12, 2018			Feb. 12, 2018
Discount															$ 52,026			$ 2,974
Amount													$ 50,000		50,000			50,000
Original issue discount													$ 5,000		$ 5,000			$ 5,000
Convertible Debt [Member] | YA II PN Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate													8.00%		8.00%			8.00%
Converted, shares (in Shares)															700,616
Accrued interest													$ 29,205		$ 29,205			$ 2,795
Conversion rate (in Dollars per share)													$ 0.34		$ 0.34			$ 0.40
Discount recognized																		$ 750,000
Dated															May 14, 2018			May 14, 2018
Discount															$ 699,628			$ 23,224
Amount													$ 750,000		$ 750,000			$ 750,000
Note due																		Nov. 14, 2019
Convertible Debt [Member] | Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Payments															No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing on October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.			No interest payments are required until July 1, 2019, at which time all accrued interest becomes due and payable. Commencing October 1, 2019, the first of eight principal payments in the amount of $3,125 will become due; subsequent payments will become due on the first day of each January, April, July and October until paid in full.
Interest rate													10.00%		10.00%			10.00%
Converted															$ 26,185
Converted, shares (in Shares)															65,462
Accrued interest													$ 993		$ 993			$ 192
Conversion rate (in Dollars per share)													$ 0.40		$ 0.40			$ 0.40
Discount recognized																		$ 7,301
Dated															May 03, 2018			May 03, 2018
Discount															$ 7,152			$ 149
Amount													$ 25,000		25,000			25,000
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted			$ 37,500	$ 37,500	$ 39,521			$ 62,500		$ 250,000	$ 112,500
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																			$ 112,500
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		37,500
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																			25,000
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																			12,500
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		37,500
Principal [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 250,000											$ 2,537,750							2,537,750
Principal [Member] | Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															31,250
Principal [Member] | Darling Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															550,000
Principal [Member] | Efrat Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															55,000
Principal [Member] | Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															25,000
Principal [Member] | Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		72,000	87,500
Principal [Member] | Convertible Debt [Member] | Binder Convertible Note 3 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																			262,750
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		120,000
Principal [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		115,050
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		72,767
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		30,000
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		621,658
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		70,000
Principal [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		39,521
Principal [Member] | Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		115,000
Principal [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		165,360
Principal [Member] | Convertible Debt [Member] | Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															31,250
Principal [Member] | Convertible Debt [Member] | YA II PN Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															250,000
Principal [Member] | Convertible Debt [Member] | Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															25,000
Accrued Interest [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted	$ 6,027											$ 166,490							166,490
Accrued Interest [Member] | Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															1,247
Accrued Interest [Member] | Darling Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															15,000
Accrued Interest [Member] | Efrat Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															$ 2,200
Converted, shares (in Shares)															183,040
Accrued Interest [Member] | Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															$ 1,185
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		9,000
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 3 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																			11,972
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		13,496
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		8,582
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		5,391
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		1,414
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		57,432
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		4,003
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		1,789
Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		3,093
Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		4,427
Accrued Interest [Member] | Convertible Debt [Member] | Lamadrid Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															1,247
Accrued Interest [Member] | Convertible Debt [Member] | YA II PN Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															30,247
Accrued Interest [Member] | Convertible Debt [Member] | Lasky Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted															$ 1,185
Related Party Advances Converted into Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		77,550
Related Party Advances Converted into Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																			27,021
Related Party Advances Converted into Convertible Note [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		127,860
AccruedInterest Transferred From Binder Funding Notes [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		1,384
AccruedInterest Transferred From Binder Funding Notes [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		1,437
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		78,158
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 6 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		31,414
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		679,090
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 5 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		74,003
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Notes 7 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		41,310
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		118,093
Principal and Accrued Interest [Member] | Convertible Debt [Member] | Binder Convertible Note 8 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		168,787
Accrued Interest Transferred From Newcan Funding Notes [Member] | Convertible Debt [Member] | Newcan Convertible Note 7 [Member] | Director [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Converted																		$ 1,014
Related to Embedded Derivative [Member] | Convertible Debt [Member] | Old Main 8% Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Discount recognized																			172,108
Effective December 1, 2017 [Member] | Convertible Debt [Member] | Binder Convertible Notes 4 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Conversion rate (in Dollars per share)																		$ 0.3125
Discount recognized																		$ 29,376	$ 37,840
Effective December 1, 2017 [Member] | Convertible Debt [Member] | Newcan Convertible Note 1 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Conversion rate (in Dollars per share)												$ 0.3125							$ 0.3125
Discount																		48,960
Effective December 1, 2017 [Member] | Convertible Debt [Member] | Binder Convertible Note 5 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Discount recognized																		41,859
Discount																		$ 41,859
February 29, 2017 [Member] | Convertible Debt [Member] | Binder Convertible Note 2 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Interest rate																		6.00%
Three Months Ended November 31, 2017 [Member] | Convertible Debt [Member] | Binder Convertible Note 6 [Member] | Chief Executive Officer [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest												$ 0						$ 4,007	$ 0
Three Months Ended November 31, 2017 [Member] | Convertible Debt [Member] | Newcan Convertible Note 4 [Member] | Affiliated Entity [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Accrued interest												$ 0						34,234	0
Discount																		253,636	$ 226,181
May 31, 2016 [Member] | Convertible Debt [Member] | April 2015 Note [Member]
NOTES PAYABLE (Details) - Convertible Debt (Parentheticals) [Line Items]
Discount																		$ 66,667